Matthews India FundMarch 31, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 102.8%
	Shares	Value
Financials: 37.8%
Banks: 22.2%
HDFC Bank, Ltd.	4,789,500	$37,516,375
ICICI Bank, Ltd.	2,082,248	26,730,346
State Bank of India	1,660,161	17,314,096
Axis Bank, Ltd.	1,053,892	13,052,687
Kotak Mahindra Bank, Ltd.	2,209,656	8,317,904
Federal Bank, Ltd.	1,144,706	3,162,208
Canara Bank	1,813,098	2,388,679
		108,482,295
Consumer Finance: 9.0%
Shriram Finance, Ltd.	1,873,071	17,426,725
Bajaj Finance, Ltd.	1,921,775	16,444,021
Cholamandalam Investment and Finance Co., Ltd.	481,298	6,958,644
SBI Cards & Payment Services, Ltd.	423,713	2,838,714
		43,668,104
Insurance: 5.9%
Max Financial Services, Ltd.[b]	598,111	9,468,529
Star Health & Allied Insurance Co., Ltd.[b]	1,751,267	8,447,182
Canara HSBC Life Insurance Co., Ltd.[b]	3,413,364	5,131,248
ICICI Lombard General Insurance Co., Ltd.[c,d]	264,284	4,815,426
PB Fintech, Ltd.[b]	56,714	862,083
		28,724,468
Capital Markets: 0.7%
Billionbrains Garage Ventures, Ltd.[b,c,d]	1,432,091	2,308,283
Nippon Life India Asset Management, Ltd.[c,d]	117,146	990,103
		3,298,386
Total Financials		184,173,253

Consumer Discretionary: 20.0%
Hotels, Restaurants & Leisure: 9.4%
Eternal, Ltd.[b]	13,135,484	32,316,280
Swiggy, Ltd.[b]	3,935,845	10,921,399
Le Travenues Technology, Ltd.[b,d]	1,507,961	2,813,808
		46,051,487
Automobiles: 7.0%
Mahindra & Mahindra, Ltd.	386,289	12,116,560
TVS Motor Co., Ltd.	209,293	7,521,521
Maruti Suzuki India, Ltd.	43,684	5,729,590
Eicher Motors, Ltd.	69,017	4,832,469
Bajaj Auto, Ltd.	26,007	2,429,821
Ather Energy, Ltd.[b]	189,172	1,503,823
		34,133,784
Textiles, Apparel & Luxury Goods: 1.6%
Titan Co., Ltd.	186,126	7,817,796
Specialty Retail: 1.4%
Lenskart Solutions, Ltd.[b]	1,242,798	6,636,441
Household Durables: 0.6%
Crompton Greaves Consumer Electricals, Ltd.	1,252,607	2,998,725
Total Consumer Discretionary		97,638,233

	Shares	Value

Consumer Staples: 9.2%
Food Products: 4.4%
Marico, Ltd.	1,773,011	$13,839,677
Tata Consumer Products, Ltd.	716,351	7,704,104
		21,543,781
Personal Care Products: 3.0%
Hindustan Unilever, Ltd.	475,449	10,362,090
Godrej Consumer Products, Ltd.	403,646	4,228,352
		14,590,442
Beverages: 1.0%
Varun Beverages, Ltd.	876,745	3,586,162
United Spirits, Ltd.	101,588	1,305,399
		4,891,561
Tobacco: 0.8%
ITC, Ltd.	1,194,403	3,649,764
Total Consumer Staples		44,675,548

Information Technology: 8.9%
IT Services: 5.6%
Infosys, Ltd.	1,170,224	15,783,797
Persistent Systems, Ltd.	81,786	4,293,659
LTIMindtree, Ltd.[c,d]	61,588	2,650,898
Coforge, Ltd.	215,589	2,577,916
HCL Technologies, Ltd.	147,228	2,119,010
		27,425,280
Electronic Equipment, Instruments & Components: 1.8%
Avalon Technologies, Ltd.[b,c,d]	695,425	6,942,485
Syrma SGS Technology, Ltd.	229,025	1,894,744
		8,837,229
Software: 0.9%
AurionPro Solutions, Ltd.	314,307	2,434,842
Capillary Technologies India, Ltd.[b]	343,126	1,750,800
		4,185,642
Communications Equipment: 0.6%
Sterlite Technologies, Ltd.[b]	1,414,886	2,655,946
Total Information Technology		43,104,097

Industrials: 8.0%
Machinery: 3.4%
Thermax, Ltd.	209,798	7,286,072
Cummins India, Ltd.	124,276	5,950,425
Ashok Leyland, Ltd.	1,859,953	3,052,139
		16,288,636
Electrical Equipment: 1.5%
CG Power & Industrial Solutions, Ltd.	415,460	2,893,075
Bharat Heavy Electricals, Ltd.	1,106,275	2,891,088
ABB India, Ltd.	26,943	1,703,149
		7,487,312
Air Freight & Logistics: 1.0%
Delhivery, Ltd.[b]	1,144,543	5,070,151
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Matthews India FundMarch 31, 2026
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Passenger Airlines: 1.0%
InterGlobe Aviation, Ltd.[c,d]	117,320	$4,952,143
Transportation Infrastructure: 0.7%
Gujarat Pipavav Port, Ltd.	2,135,939	3,206,540
Professional Services: 0.3%
Latent View Analytics, Ltd.[b]	554,950	1,469,452
Industrial Conglomerates: 0.1%
Apar Industries, Ltd.	5,832	617,407
Total Industrials		39,091,641

Health Care: 7.0%
Pharmaceuticals: 4.6%
Neuland Laboratories, Ltd.	110,763	14,147,229
Sun Pharmaceutical Industries, Ltd.	205,735	3,847,906
Aether Industries, Ltd.[b]	218,128	2,556,956
Lupin, Ltd.	73,104	1,809,184
		22,361,275
Health Care Providers & Services: 1.0%
Metropolis Healthcare, Ltd.[c,d]	1,122,530	5,204,873
Life Sciences Tools & Services: 0.8%
Divi’s Laboratories, Ltd.	60,280	3,808,834
Health Care Technology: 0.6%
Inventurus Knowledge Solutions, Ltd.[b]	197,358	2,783,047
Total Health Care		34,158,029

Energy: 5.2%
Oil, Gas & Consumable Fuels: 5.2%
Reliance Industries, Ltd.	1,759,049	25,297,877
Total Energy		25,297,877

Communication Services: 4.1%
Wireless Telecommunication Services: 4.1%
Bharti Airtel, Ltd.	1,059,062	20,125,772
Total Communication Services		20,125,772

Materials: 2.1%
Construction Materials: 1.4%
UltraTech Cement, Ltd.	60,273	6,884,319
Chemicals: 0.7%
Asian Paints, Ltd.	84,702	1,953,286

	Shares	Value
PI Industries, Ltd.	52,114	$1,508,451
		3,461,737
Total Materials		10,346,056

Utilities: 0.5%
Electric Utilities: 0.5%
Power Grid Corp. of India, Ltd.	714,978	2,250,959
Total Utilities		2,250,959

TOTAL COMMON EQUITIES		500,861,465
(Cost $526,319,202)
PREFERRED EQUITIES: 0.0%
Consumer Discretionary: 0.0%
Automobiles: 0.0%
TVS Motor Co., Ltd., Pfd.[b]	1,594,296	172,290
Total Consumer Discretionary		172,290

TOTAL PREFERRED EQUITIES		172,290
(Cost $0)

Total Investments: 102.8%		501,033,755
(Cost $526,319,202)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (2.8%)		(13,577,075)
Net Assets: 100.0%		$487,456,680

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $27,864,211, which is 5.72% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2  MATTHEWS ASIA FUNDS